13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
5vueegu@
028-4000

06/30/2003

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     July 18, 2003

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:   $42543



FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108    1716   28500SH       Sole                     28500
ALTRIA GCOM     02209S103    1427   31400SH       Sole                     31400
AMERICANCOM     026874107     430    7800SH       Sole                      7800
ANADARKOCOM     032511107     382    8600SH       Sole                      8600
BANK OF COM     060505104    1312   16600SH       Sole                     16600
BLACK & COM     091797100     682   15700SH       Sole                     15700
BRISTOL-COM     110122108    1561   57500SH       Sole                     57500
CAPITAL COM     14040H105    1033   21000SH       Sole                     21000
CHEVRONTCOM     166764100     801   11100SH       Sole                     11100
CITIGROUCOM     172967101     993   23200SH       Sole                     23200
CONAGRA COM     205887102     371   15700SH       Sole                     15700
CONOCOPHCOM     20825C104    1523   27800SH       Sole                     27800
COUNTRYWCOM     222372104    1155   16600SH       Sole                     16600
CVS CORPCOM     126650100     426   15200SH       Sole                     15200
DOMINIONCOM     25746U109    1048   16300SH       Sole                     16300
ENGELHARCOM     292845104     448   18100SH       Sole                     18100
EXXON MOCOM     30231G102     754   21000SH       Sole                     21000
FANNIE MCOM     313586109    1113   16500SH       Sole                     16500
FLEETBOSCOM     339030108     951   32000SH       Sole                     32000
FLUOR COCOM     343412102     659   19600SH       Sole                     19600
HARTFORDCOM     416515104     554   11000SH       Sole                     11000
HCA INC COM     404119109     583   18200SH       Sole                     18200
HOME DEPCOM     437076102     523   15800SH       Sole                     15800
HONEYWELCOM     438516106     671   25000SH       Sole                     25000
INGERSOLCOM     G4776G101    1320   27900SH       Sole                     27900
INT'L BUCOM     459200101    1138   13800SH       Sole                     13800
INTERNATCOM     460146103     393   11000SH       Sole                     11000
KERR MCGCOM     492386107    1196   26700SH       Sole                     26700
LEHMAN BCOM     524908100     432    6500SH       Sole                      6500
MATSUSHICOM     576879209     583   58000SH       Sole                     58000
MBIA    COM     55262C100     682   14000SH       Sole                     14000
MCDONALDCOM     580135101    1341   60800SH       Sole                     60800
MCKESSONCOM     58155Q103     500   14000SH       Sole                     14000
MERCK & COM     589331107     412    6800SH       Sole                      6800
NOKIA COCOM     654902204     578   35200SH       Sole                     35200
NUCOR COCOM     670346105     464    9500SH       Sole                      9500
PITNEY BCOM     724479100     914   23800SH       Sole                     23800
PROCTOR COM     742718109     847    9500SH       Sole                      9500
PRUDENTICOM     744320102     841   25000SH       Sole                     25000
RAYTHEONCOM     755111507     851   25900SH       Sole                     25900
ROHM & HCOM     775371107     624   20100SH       Sole                     20100
SEARS ROCOM     812387108     548   16300SH       Sole                     16300
SEMPRA ECOM     816851109     456   16000SH       Sole                     16000
SOVEREIGCOM     845905108     833   53200SH       Sole                     53200
TEXAS INCOM     882508104     510   29000SH       Sole                     29000
TRAVELERCOM     89420G109     849   53400SH       Sole                     53400
TRAVELERCOM     89420G406     207   13100SH       Sole                     13100
TRIBUNE COM     896047107     401    8300SH       Sole                      8300
UNITED TCOM     913017109     425    6000SH       Sole                      6000
VERIZON COM     92343v104    1124   28500SH       Sole                     28500
WASHINGTCOM     939322103    1396   33800SH       Sole                     33800
WELLS FACOM     949746101     927   18400SH       Sole                     18400
XL CAPITCOM     G98255105     631    7600SH       Sole                      7600